UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill Advisors, L.P.
Address: 1114 Avenue of the Americas
         27th Floor
         New York, NY  10036

13F File Number:  28-12211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory S. Rubin
Title:     Asst. General Counsel and Chief Compliance Officer
Phone:     212-326-1578

Signature, Place, and Date of Signing:

     /s/ Gregore S. Rubin     New York, NY/USA     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $103,652 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T INC                       COM              00206R102    10390   250000 SH       SOLE                   250000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     7350   300000 SH       SOLE                   300000        0        0
CARE INVESTMENT TRUST INC      COM              141657106     1686   157000 SH       SOLE                   157000        0        0
CBS CORP NEW                   CL B             124857202     8012   294036 SH       SOLE                   294036        0        0
CITIGROUP INC                  COM              172967101     3533   120000 SH       SOLE                   120000        0        0
COMCAST CORP NEW               CL A             20030N101     3652   200000 SH       SOLE                   200000        0        0
CSX CORP                       COM              126408103     2199    50000 SH       SOLE                    50000        0        0
EATON VANCE FLTING RATE INC    COM              278279104     1362    87279 SH       SOLE                    98900        0        0
EATON VANCE SR FLTNG RTE TR    COM              27828Q105     1533    98900 SH       SOLE                    87279        0        0
EXCO RESOURCES INC             COM              269279402     1161    75000 SH       SOLE                    75000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     4560  1500000 SH       SOLE                  1500000        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2018    40000 SH       SOLE                    40000        0        0
R H DONNELLEY CORP             COM NEW          74955W307     8208   225000 SH       SOLE                   225000        0        0
RSC HOLDINGS INC               COM              74972L102    21809  1737765 SH       OTHER                       0  1737765        0
SCOTTISH RE GROUP LIMITED      SHS              G73537410     2175  3000000 SH       OTHER                       0  3000000        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106     3135   150010 SH       SOLE                   150010        0        0
VERIZON COMMUNICATIONS         COM              92343V104    18007   412155 SH       SOLE                   412155        0        0
WILLIAMS COS INC DEL           COM              969457100     2862    80000 SH       SOLE                    80000        0        0